Financial Risk Management Objectives and Policies - Schedule of Exchange Rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Impact on loss for the period [Member]
Schedule of Exchange Rates [Line Items]
USD/AUD exchange rate – change by 3.6% (2025: 4.6%)	$ 27,794	$ 57,463
Impact on other components of equity [Member]
Schedule of Exchange Rates [Line Items]
USD/AUD exchange rate – change by 3.6% (2025: 4.6%)	$ 4,652	$ 5,178